Leases (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Future Minimum Lease Payments / Receipts - Finance Leases
18.1.	Future minimum lease payments / receipts – finance leases

			Receipts			Payments

Estimated lease payments / receivable	Future value	Annual interest	Present value	Future value	Annual interest	Present value
2019	123	(63)	60	45	(22)	23
2020 - 2023	466	(195)	271	112	(59)	53
2024 and thereafter	476	(89)	387	331	(222)	109
As of December 31, 2018	1,065	(347)	718	488	(303)	185
Current			60			23

Non-current			658			162
As of December 31, 2018			718			185
Current			54			25

Non-current			735			204
As of December 31, 2017			789			229

Schedule of Future Minimum Lease Payments - Operating Leases

Operating leases mainly include oil and gas production units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and building leases.

2019	11,132
2020	8,981
2021	8,498
2022	7,195
2023	6,498
2024 and thereafter	53,074
As of December 31, 2018	95,378

As of December 31, 2017	92,019